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                                                  UNITED STATES                                OMB APPROVAL
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                                        SECURITIES AND EXCHANGE COMMISSION                     OMB Number: 3235-0456
                                              Washington, D.C. 20549                           Expires:  July 31, 2006
                                                                                               Estimated average burden
                                                    FORM 24F-2                                 hours per response........2
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                                         ANNUAL NOTICE OF SECURITIES SOLD
                                                PURSUANT TO RULE 24F-2

                                       READ  INSTRUCTIONS  AT END OF FORM BEFORE
PREPARING FORM.

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1. Name and address of issuer:
                                       North American Government Bond Fund, Inc.
                                       40 West 57th Street, 18th Floor
                                       New York, New York 10019


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2. The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities
   of the issuer, check the box but do not list series or classes):   [X]


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3. Investment Company Act File Number: 811-7292

   Securities Act File Number:         33-53598


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4(a). Last day of fiscal year for which this Form is filed:

                                       October 31, 2005


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4(b).  [ ] Check  box if this  Form is being  filed  late  (I.E.,  more  than 90 calendar days after the end of the issuer's fiscal year).  (See instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
       Form.


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5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the
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         fiscal year pursuant to section 24(f):                                                                         $39,284,351
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     (ii) Aggregate price of securities redeemed or
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          repurchased during the fiscal year:                                       $66,958,405
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     (iii)    Aggregate price of securities  redeemed or repurchased  during any
              PRIOR  fiscal  year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable
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              to the Commission:                                                    $46,680,459
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     (iv)   Total available redemption credits [add Items 5(ii)                               -                        $113,638,864
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            and 5(iii)].
     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
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            [subtract Item 5(iv) from Item 5(i)]:                                                                                $0
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     (vi)   Redemption credits available for use in future years                   $74,354,513
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            -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
            Item 5(i)]:
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     (vii) Multiplier for determining registration fee (See
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           Instruction C.9):                                                                                             $0.0001070
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     (viii) Registration fee due [multiply Item 5(v) by Item
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           5(vii)]  (enter "0" if no fee is due):                                             =                                  $0
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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable


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7.  Interest  due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year  (see Instruction D):

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                                                                                              +                                  $0
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8. Total of the amount of the  registration  fee due plus any interest due [line
   5(viii) plus line 7]:

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                                                                                              =                                  $0
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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: Not applicable

     Method of Delivery:
                                       [  ]    Wire Transfer
                                       [  ]    Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Frederick Skillin
                                       -------------------------------------
                                       Frederick Skillin
                                       Assistant Treasurer

Date:                                  January 12, 2006

*Please print the name and title of the signing officer below the signature.


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